Loans and borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Loans and borrowings
Current	$ 42,255	$ 58,266
Non-current	325,321	344,925
Total	367,576	403,191
Mezzanine debt facility
Loans and borrowings
Non-current		95,003
Senior syndicated facility
Loans and borrowings
Current	21,328	38,644
Non-current	194,492	116,032
Copper stream
Loans and borrowings
Current	10,726	10,275
Non-current	75,250	75,636
Silver stream
Loans and borrowings
Current	10,201	9,347
Non-current	$ 55,579	$ 58,254